Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shengling Xiang [Member]
Related Party Transactions [Line Items]
Outstanding payable	$ 2,217	$ 46,623
Lingyi Kong [Member]
Related Party Transactions [Line Items]
Outstanding payable	1,877,489	344,528
Outstanding balance	16,559,369	22,696,628
Accounts payable	6,797,772	2,844,019
Chunhua Xiang [Member]
Related Party Transactions [Line Items]
Outstanding balance	$ 9,886	$ 780,131